Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company’s obligations by contractual maturity on June 30, 2024:

	Payments by Period
	Total	Less than a year	1 to 3 years	4 to 5 years	More than 5 years
OSR operating leases and office rent	€21,267	€15,012	€6,255	€-	€-
OSR- ARLA	166,700	166,700	-	-	-
AGC manufacturing	75,985	75,985	-	-	-
Insurance policies	11,095	6,996	4,099	-	-
Total	€275,047	€264,693	€10,354	€-	€-